Shareholder Fees - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO	Apr. 29, 2023 USD ($)
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Wireless Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none